Segmented Information (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
Disclosure of detailed information about royalty and other property interest by location
For the year ended December 31, 2023, the Company had revenue and other income located geographically as follows:

	Fennoscandia	USA	Eastern Europe and Morocco	Other	Total
Royalty revenue*	$285	$3,509	$16,493	$-	$20,287
Option and other property income	678	2,794	-	1,313	4,785
Interest income	2	112	-	1,435	1,549
Total	$965	$6,415	$16,493	$2,748	$26,621
*Excludes royalty revenue generated from the Company's equity interest in SLM California (Note 6)
For the year ended December 31, 2022, the Company had revenue and other income located geographically as follows:

	Fennoscandia	USA	Eastern Europe and Morocco	Other	Total
Royalty revenue*	$317	$2,388	$3,985	$223	$6,913
Option and other property income	1,082	4,339	4,000	170	9,591
Interest income	14	-	2	1,757	1,773
Total	$1,413	$6,727	$7,987	$2,150	$18,277
*Excludes royalty revenue generated from the Company's equity interest in SLM California (Note 6)

Disclosure of detailed information about royalty and property and equipment revenue by location
As at December 31, 2023, and 2022 the Company had royalty and other property interests, property and equipment and royalty revenue located geographically as follows:

	Fennoscandia	USA	Eastern Europe and Morocco	South America	Other	Total
Royalty and other property interests
As at December 31, 2023	$524	$5,611	$30,041	$9,715	$2,208	$48,099
As at December 31, 2022	$515	$6,026	$34,676	$9,742	$2,466	$53,425
Property and equipment
As at December 31, 2023	$161	$605	$87	$-	$-	$853
As at December 31, 2022	$150	$1,019	$19	$-	$-	$1,188